Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock		Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 117		$ 143,046	$ (748,304)	$ (605,141)
Balance, Shares at Dec. 31, 2017	1,172,544
Net loss				(142,324)	(142,324)
Balance at Dec. 31, 2018	$ 2		62	(1,250)	(747,465)
Balance, Shares at Dec. 31, 2018	25,130,126
Comprehensive loss				(365)	(365)
Issuance of shares in exchange for convertible loans
Share based compensation for services			184		184
Net loss					(365)
Balance at Mar. 31, 2019	$ 2		246	(1,615)	(1,367)
Balance, Shares at Mar. 31, 2019	25,130,126
Balance at Dec. 31, 2018	$ 2		62	(1,250)	(747,465)
Balance, Shares at Dec. 31, 2018	25,130,126
Net loss				(172,948)	(172,948)
Balance at Dec. 31, 2019	$ 2		2,002	(3,763)	(1,759)
Balance, Shares at Dec. 31, 2019	25,130,126
Comprehensive loss				(691)	(691)
Issuance of shares in exchange for extinguishment of debt		[1]	623		623
Issuance of shares in exchange for extinguishment of debt, Shares	1,046,016
Issuance of shares in exchange for convertible loans		[1]	448		448
Issuance of shares in exchange for convertible loans, Shares	869,470
Share based compensation for services		[1]	511		511
Share based compensation for services, Shares	1,423,453
Effect of Reverse Capitalization	$ 2		(440)		(438)
Effect of Reverse Capitalization, Shares	11,606,086
Net loss					(691)
Balance at Mar. 31, 2020	$ 4		$ 3,144	$ (4,454)	$ (1,306)
Balance, Shares at Mar. 31, 2020	40,075,151

[1]	represents amount less than $1 thousand.